Stockholders’ Deficit (Details Narrative) - $ / shares		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 28, 2028	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Oct. 28, 2025	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Common stock, shares authorized		500,000,000	500,000,000	500,000,000		500,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		3,445,000	3,445,000	3,445,000		3,445,000
Common stock, shares outstanding		3,445,000	3,445,000	3,445,000		3,445,000
Temporary equity shares redemption		277,511	72,601	277,511		2,562,567
Warrants price per share		$ 9.50	$ 9.50	$ 9.50
Redemption of warrants price per share		$ 16.50	$ 16.50	$ 16.50
Sale of stock, percentage		60.00%	60.00%	60.00%
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants price per share		$ 0.01	$ 0.01	$ 0.01
Sale of stock, percentage		165.00%	165.00%	165.00%
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		11,500,000	11,500,000	11,500,000		11,500,000
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		570,000	570,000	570,000		570,000
Forecast [Member]
Class of Warrant or Right [Line Items]
Stock reedemed	59,966
Stock repurchased	12,635